NET INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Net Income Per Common Share
Net income	$ 191.5	$ 150.5	$ 79.7	$ 134.2	$ 162.5	$ 144.6	$ 143.4	$ (146.9)	$ 555.9	$ 303.6	$ 467.4
Weighted average number of common shares outstanding									83.4	84.0	87.3
Dilutive shares (additional common shares issuable under stock-based awards)									0.7	1.0	1.3
Weighted average number of common shares outstanding, assuming dilution									84.1	85.0	88.6
Net income per common share (in dollars per share)	$ 2.30	$ 1.80	$ 0.96	$ 1.61	$ 1.95	$ 1.72	$ 1.70	$ (1.74)	$ 6.67	$ 3.61	$ 5.35
Net income per common share, assuming dilution (in dollars per share)	$ 2.28	$ 1.79	$ 0.95	$ 1.60	$ 1.92	$ 1.71	$ 1.69	$ (1.74)	$ 6.61	$ 3.57	$ 5.28